Shareholders' Equity (Deficit) (Details) - USD ($)						1 Months Ended						3 Months Ended				6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 02, 2020	Jun. 04, 2020	May 11, 2020	May 04, 2020	Apr. 05, 2019	Mar. 26, 2021	Oct. 26, 2020	Sep. 30, 2020	Aug. 28, 2020	Jul. 21, 2020	May 28, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Deficit) (Details) [Line Items]
Allocation shares, authorized												1,000		1,000		1,000		1,000		1,000
Allocation shares, outstanding												1,000		1,000		1,000		1,000		1,000	1,000
Ownership of allocation shares by manager												100.00%		100.00%		100.00%		100.00%		100.00%
Allocation of profit												20.00%		20.00%		20.00%		20.00%		20.00%
Issued and outstanding, shares																1,000				1,000
Senior convertible preferred shares								4,450,460											3,157,895
Dividends rate (in Dollars per share)												$ 2.00		$ 2.00		$ 2.00		$ 2.00		$ 2.00
Common shares calculated based percentage																80.00%
Calculated based fixed price per share (in Dollars per share)																$ 1.57
Dividend payment date per share (in Dollars per share)																$ 1.57
Accumulated accrued and unpaid dividends percentage																115.00%				115.00%
Conversion price (in Dollars per share)												$ 1.75		$ 2.00		$ 1.75		$ 2.00		$ 2.00
Ownership common shares outstanding																4.99%				4.99%
Shareholder limitation, description																This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.				This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.
Convertible preferred shares percentage																115.00%
Consolidations adjustments to conversion price, description																• On the first day of the 12th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall automatically increase by five percent (5.0%) per annum and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.• On the first day of the 24th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.• On the first day of the 36th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding the third adjustment date.				• On the first day of the 24th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.• On the first day of the 36th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding the third adjustment date.
Conversion price, description																Notwithstanding the foregoing, the conversion price for purposes of the adjustments above shall not be adjusted to a number that is below $0.0075.				Notwithstanding the foregoing, the conversion price for purposes of the adjustments above shall not be adjusted to a number that is below $0.0075.
Sale of stock, shares						1,818,182	442,443	2,189,835											2,189,835
Sale of stock price (in Dollars per share)						$ 1.65		$ 1.90											$ 1.90
Purchase price unit (in Dollars)							$ 840,640	$ 4,160,684
Exercise price per share (in Dollars per share)						$ 2.50	$ 2.50
Deemed dividend of beneficial conversion feature (in Dollars)						$ 1,527,086		$ 2,874,478												$ 2,874,478
Aggregate gross proceeds (in Dollars)						$ 3,000,000							$ 3,000,000						$ 4,160,684	$ 4,921,316
Convertible preferred shares amount (in Dollars)												$ 310,679				$ 310,679
Accrued dividends (in Dollars)																$ 365,658
Common shares, authorized												500,000,000		500,000,000		500,000,000		500,000,000		500,000,000	500,000,000
Common Shares, issued												4,842,851		4,444,013		4,842,851		4,444,013		4,444,013
Common Shares, outstanding												4,842,851		4,444,013		4,842,851		4,444,013		4,444,013
Common stock fair value (in Dollars)		$ 245,000
Common stock issued upon acquisition						398,838
Issued per share (in Dollars per share)						$ 1.90
Purchase price per unit (in Dollars per share)						$ 1.65
Issued common shares						398,838
Estimated fair value (in Dollars per share)														$ 2.50				$ 2.50		$ 2.50
Common stock exercise price (in Dollars per share)												$ 2.50		$ 2.50		$ 2.50		$ 2.50		$ 2.50
Warrant term description																The warrants have a term of three years and are callable by the Company after one year if the 30-day average stock price is in excess of $5 and the trading volume in the Company’s shares exceed 100,000 shares a day over such period. The Company can also redeem the warrants during the term for $0.50 a warrant in the first year; $1.00 a warrant in the second year; and $1.50 a warrant in the third year.				The warrants have a term of three years and are callable by the Company after one year if the 30-day average stock price is in excess of $5 and the trading volume in the Company’s shares exceed 100,000 shares a day over such period. The Company can also redeem the warrants during the term for $0.50 a warrant in the first year; $1.00 a warrant in the second year; and $1.50 a warrant in the third year.
Volume weighted average price																				80.00%
Additional equity interest																				10.00%
Warrant description							Each unit consists of one (1) series A senior convertible preferred share and a three-year warrant to purchase one (1) common share at an exercise price of $2.50 per common share (subject to adjustment), which may be exercised on a cashless basis under certain circumstances.
Common shares, issued												4,842,851		4,444,013		4,842,851		4,444,013		4,444,013	3,165,625
Common shares, voting rights																				one
Common stock shares upon conversion value (in Dollars)															$ 275,000					$ 275,000
Common stock issued upon acquisition, value (in Dollars)															1,037,500
Fair market value of services (in Dollars)															245,000					245,000
Warrant exercise price (in Dollars per share)	$ 1.25					$ 2.50
Warrant for proceeds (in Dollars)	$ 62,500
Exercised options for proceeds (in Dollars)																			$ 150,000	212,500
Warrant term																2 years 5 months 15 days
Sold an additional units							442,443
Aggregate purchase price (in Dollars)							$ 840,640
Net loss attributable to non-controlling interests (in Dollars)												$ (16,250)			(9,439)	$ (41,620)	$ (9,439)			$ (595,731)	(514,019)
Service Providers [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Common stock issued upon services																				50,000
Fair market value of services (in Dollars)																				$ 87,550
Goedeker [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Loan and security agreement, description					Goedeker, as borrower, and Holdco entered into a loan and security agreement with SBCC for a term loan in the principal amount of $1,500,000, pursuant to which Goedeker issued to SBCC a term note in the principal amount of up to $1,500,000 and a ten-year warrant to purchase shares of the most senior capital stock of Goedeker equal to 5.0% of the outstanding equity securities of Goedeker on a fully-diluted basis for an aggregate price equal to $100. At December 31, 2019 the warrants were valued at $122,344. On August 4, 2020, SBCC converted the warrant into 250,000 shares of Goedeker’s common stock
Leonite [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Common stock issued				100,000
Common stock outstanding (in Dollars)				$ 100,000
Loss on conversion of debt (in Dollars)				175,000
Asien's Seller [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Common stock issued											415,000
Common stock fair value (in Dollars)											$ 1,037,500
Service Provider [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Common stock issued		100,000
Common stock issued upon services		100,000
Fair market value of services (in Dollars)		$ 245,000
Director One [Member] | Options [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Exercise price per share description			On May 11, 2020, the Company granted options to directors Paul A. Froning and Robert D. Barry to purchase 60,000 and 30,000 common shares, respectively, each at an exercise price of $2.50 per share.
Granted options to directors			30,000
Date of grant and terminate, terms			The options vested immediately on the date of grant and terminate on May 11, 2025.
Director [Member] | Options [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Granted options to directors			60,000
Exercise price per share (in Dollars per share)			$ 2.50
Series A Convertible Preferred Shares [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Dividend rate, Percentage																14.00%
Sale of stock price (in Dollars per share)						1.65
Exercise price per share (in Dollars per share)						$ 2.50
Aggregate gross proceeds (in Dollars)						$ 3,000,000
Aggregate amount (in Dollars)						$ 1,818,182
Dividend yield						0.00%
Weighted average risk-free interest rate						0.16%
Principal amount (in Dollars)						$ 1,472,914
Series A Preferred Stock [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Dividend rate, Percentage																				14.00%
Sale of stock, shares																			2,189,835
Sale of stock price (in Dollars per share)						$ 3,000		$ 1.90											$ 1.90
Aggregate gross proceeds (in Dollars)																			$ 4,160,654
Dividend yield																				0.00%
Weighted average risk-free interest rate																				0.16%
Principal amount (in Dollars)																				$ 2,209,566
Warrant term																				3 years
Expected life																				3 years
Leonite [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Sale of stock, shares					50,000
Loss on conversion of debt (in Dollars)				$ 175,000
Dividend yield																				0.00%
Expected volatility																				128.52%
Weighted average risk-free interest rate																				0.36%
Principal amount (in Dollars)																				$ 448,211
Common shares, issued	180,000
Common stock shares issued upon conversion				100,000						50,000
Common stock shares upon conversion value (in Dollars)				$ 100,000						$ 50,000
Loss on conversion debt (in Dollars)										$ 50,000
Common stock shares issued upon warrant	180,000
Warrant exercise price (in Dollars per share)			$ 1.25
Shares issuable upon warrants exercised			200,000		200,000
Warrant term			5 years
Amendment, description	Pursuant to the amendment, the parties amended the warrant to allow for the conversion of the warrant into 180,000 common shares in exchange for Leonite’s surrender of the remaining 20,000 common shares underlying this warrant, as well as all 200,000 common shares underlying the second warrant issued to Leonite on May 11, 2020.
Expected life																				5 years
Asiens [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Common stock issued upon acquisition											415,000
Common stock issued upon acquisition, value (in Dollars)											$ 1,037,500
Purchase price (in Dollars per share)											$ 2.50
Shares distributed to stockholders									415,000
Common stock outstanding, percentage									95.00%
Distribution shares received									394,112
Minimum [Member] | Series A Convertible Preferred Shares [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Expected volatility						62.52%
Estimated fair value (in Dollars per share)						$ 2.60
Minimum [Member] | Series A Preferred Stock [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Expected volatility																				62.52%
Estimated fair value (in Dollars per share)														$ 2.60				$ 2.60		$ 2.60
Maximum [Member] | Series A Convertible Preferred Shares [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Expected volatility						63.25%
Estimated fair value (in Dollars per share)						$ 5.25
Maximum [Member] | Series A Preferred Stock [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Expected volatility																				63.25%
Estimated fair value (in Dollars per share)														$ 5.25				$ 5.25		$ 5.25
Noncontrolling Interest [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Aggregate gross proceeds (in Dollars)
Common stock shares upon conversion value (in Dollars)
Common stock issued upon acquisition, value (in Dollars)
Fair market value of services (in Dollars)
Noncontrolling Interest [Member] | 1847 Neese [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Acquisition interest acquired																				55.00%
Noncontrolling interest, ownership percentage														45.00%				45.00%		45.00%
Net loss attributable to non-controlling interests (in Dollars)																				$ 545,610	$ 514,019
Noncontrolling Interest [Member] | 1847 Goedeker [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Acquisition interest acquired																				95.00%
Noncontrolling Interest [Member] | 1847 Asien [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Acquisition interest acquired																				92.50%
Noncontrolling interest, ownership percentage														5.00%				5.00%		5.00%
Net loss attributable to non-controlling interests (in Dollars)																		$ 18,479
Noncontrolling Interest [Member] | 1847 Cabinet [Member]
Shareholders' Equity (Deficit) (Details) [Line Items]
Noncontrolling interest, ownership percentage														7.50%				7.50%		7.50%
Net loss attributable to non-controlling interests (in Dollars)														$ 28,538